Long-term debts - Outstanding balances of long-term debts (Details)	Dec. 31, 2022 CNY (¥)
Debt Disclosure [Abstract]
2023	¥ 280,000
2024	420,000
2025	560,000
2026	700,000
2027	840,000
Thereafter	14,153,316
Total	¥ 16,953,316